Other tax receivable - Summary of Other Tax Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Current Receivables [line items]
Current	R$ 1,022,881	R$ 886,136
Non-Current	1,815,830	1,334,553
Total	2,838,711	2,220,689
COFINS - Social security financing contribution [member]
Trade and Other Current Receivables [line items]
Total	613,487	551,156
PIS - Social integration program [member]
Trade and Other Current Receivables [line items]
Total	143,765	114,956
Tax credits [member]
Trade and Other Current Receivables [line items]
Total	35,278	35,177
ICMS - State VAT [member]
Trade and Other Current Receivables [line items]
Total	1,496,925	1,105,839
ICMS - State VAT CIAP [member]
Trade and Other Current Receivables [line items]
Total	377,743	289,615
Others [member]
Trade and Other Current Receivables [line items]
Total	R$ 171,513	R$ 123,946